BNY Mellon Smallcap Stock Index Fund
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7%
Automobiles & Components — 1.5%
Adient PLC(a)	36,783	773,914
Dana, Inc.	50,245	1,353,098
Dauch Corp.(a)	108,849	614,997
Dorman Products, Inc.(a)	12,624	1,681,012
Fox Factory Holding Corp.(a)	19,431	349,758
Gentherm, Inc.(a)	14,198	576,155
LCI Industries	11,219	1,148,377
Patrick Industries, Inc.	15,362	1,268,133
Phinia, Inc.	17,186	1,264,718
Standard Motor Products, Inc.	9,952	380,465
The Goodyear Tire & Rubber Company(a)	133,828	930,104
Versigent PLC(a)	32,857	1,358,637
Winnebago Industries, Inc.	13,062	395,517
XPEL, Inc.(a)	11,743	521,037
		12,615,922
Banks — 8.9%
Ameris Bancorp	29,265	2,552,201
Atlantic Union Bankshares Corp.	66,436	2,818,879
Axos Financial, Inc.(a)	26,407	2,677,934
Banc of California, Inc.	63,292	1,212,042
BancFirst Corp.	9,619	1,085,216
Bank of Hawaii Corp.	18,333	1,464,807
BankUnited, Inc.	33,658	1,570,146
Banner Corp.	15,694	1,105,015
Beacon Financial Corp.	38,772	1,221,706
Capitol Federal Financial, Inc.	54,626	482,894
Cathay General Bancorp	31,119	1,966,410
Central Pacific Financial Corp.	12,219	481,429
City Holding Co.	6,527	947,133
Community Financial System, Inc.	24,356	1,578,512
Customers Bancorp, Inc.(a)	14,603	1,148,964
CVB Financial Corp.	77,817	1,740,766
Dime Commercial Bancshares, Inc.	19,044	776,233
Eagle Bancorp, Inc.	13,008	360,972
Eastern Bankshares, Inc.	98,716	2,266,519
FB Financial Corp.	18,656	1,126,449
First BanCorp.	71,312	2,063,056
First Bancorp/Southern Pines NC	19,305	1,213,705
First Commonwealth Financial Corp.	47,021	1,012,362
First Financial Bancorp	48,222	1,631,350
First Hawaiian, Inc.	56,466	1,569,190
First Interstate BancSystem, Inc., Cl. A	39,540	1,503,311
Fulton Financial Corp.	87,840	2,137,147
Hanmi Financial Corp.	13,535	431,496
Heritage Financial Corp.	18,925	562,640
Hilltop Holdings, Inc.	19,209	757,603
Hope Bancorp, Inc.	59,384	831,970
Independent Bank Corp.	22,434	1,880,642

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Banks — 8.9% (continued)
Lakeland Financial Corp.	11,518	721,603
National Bank Holdings Corp., Cl. A	20,692	893,687
NBT Bancorp, Inc.	24,283	1,278,500
Nicolet Bankshares, Inc.	9,056	1,547,852
Northwest Bancshares, Inc.	68,126	1,072,303
OFG Bancorp	19,617	1,036,955
Park National Corp.	7,474	1,555,713
Pathward Financial, Inc.	9,903	873,841
Preferred Bank	5,050	527,422
Provident Financial Services, Inc.	60,457	1,492,079
Renasant Corp.	42,834	1,866,277
S&T Bancorp, Inc.	16,615	866,472
Seacoast Banking Corp. of Florida	44,533	1,547,076
ServisFirst Bancshares, Inc.	23,345	2,089,378
Simmons First National Corp., Cl. A	67,335	1,588,433
Southside Bancshares, Inc.	12,752	414,568
The Bancorp, Inc.(a)	19,448	1,304,377
Tompkins Financial Corp.	5,961	595,146
Triumph Financial, Inc.(a)	10,531	799,619
TrustCo Bank Corp. NY	8,121	462,735
Trustmark Corp.	27,052	1,283,617
United Community Banks, Inc.	55,560	1,969,046
WaFd, Inc.	34,508	1,268,859
WesBanco, Inc.	44,649	1,847,576
Westamerica BanCorp	11,036	663,815
WSFS Financial Corp.	24,160	1,937,632
		75,683,280
Capital Goods — 11.6%
AAR Corp.(a)	18,210	2,550,128
Alamo Group, Inc.	5,098	810,990
Albany International Corp., Cl. A	13,212	984,426
Apogee Enterprises, Inc.	9,664	382,694
Arcosa, Inc.	22,791	3,309,253
Argan, Inc.	6,480	3,696,386
Armstrong World Industries, Inc.	19,812	3,460,364
Astec Industries, Inc.	10,778	546,014
Atmus Filtration Technologies, Inc.	37,913	1,957,448
AZZ, Inc.	13,871	2,007,411
Boise Cascade Co.	16,285	1,243,848
Construction Partners, Inc., Cl. A(a)	22,276	2,302,225
CSW Industrials, Inc.	7,646	2,438,539
DNOW, Inc.(a)	84,740	1,196,529
DXP Enterprises, Inc.(a)	5,841	917,154
Enerpac Tool Group Corp.	23,804	850,755
Enpro, Inc.	9,807	3,078,614
ESCO Technologies, Inc.	12,026	3,791,678
Everus Construction Group, Inc.(a)	23,694	2,971,939
Federal Signal Corp.	28,318	3,538,334
Franklin Electric Co., Inc.	17,639	1,847,156
Gates Industrial Corp. Ltd.(a)	117,853	3,297,527
Gibraltar Industries, Inc.(a)	13,639	576,384

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Capital Goods — 11.6% (continued)
Granite Construction, Inc.	20,308	2,456,659
Griffon Corp.	17,849	1,538,048
Hayward Holdings, Inc.(a)	92,546	1,400,221
JBT Marel Corp.	24,171	3,346,958
Kadant, Inc.	5,478	1,684,485
Karman Holdings, Inc.(a)	42,449	2,043,919
Kennametal, Inc.	35,572	1,208,381
Lindsay Corp.	4,821	534,263
Masterbrand, Inc.(a)	94,473	779,402
Mercury Systems, Inc.(a)	24,528	2,381,669
Midera Food Processing, Inc.(a)	19,310	925,915
Mueller Water Products, Inc., Cl. A	72,636	1,833,333
MYR Group, Inc.(a)	7,228	2,408,514
National Presto Industries, Inc.	2,460	298,693
Powell Industries, Inc.	13,192	2,752,907
Primoris Services Corp.	25,186	2,125,950
Proto Labs, Inc.(a)	10,978	823,899
Quanex Building Products Corp.	21,174	377,744
Resideo Technologies, Inc.(a)	65,351	2,241,539
Rush Enterprises, Inc., Cl. A	28,316	2,259,334
Standex International Corp.	5,616	1,665,144
Sunrun, Inc.(a)	111,159	1,090,470
Tennant Co.	7,977	670,307
The Greenbrier Companies, Inc.	14,281	703,339
Trinity Industries, Inc.	37,163	1,160,972
Tutor Perini Corp.	20,495	1,716,456
V2X, Inc.(a)	9,445	852,317
VSE Corp.	13,024	2,531,735
WillScot Holdings Corp.	84,020	2,040,006
Worthington Enterprises, Inc.	14,306	804,140
Zurn Elkay Water Solutions Corp.	68,943	3,482,311
		97,894,826
Commercial & Professional Services — 4.2%
ABM Industries, Inc.	27,338	1,309,764
Amentum Holdings, Inc.(a)	71,434	1,585,835
Brady Corp., Cl. A	20,281	1,911,890
Casella Waste Systems, Inc., Cl. A(a)	29,070	2,607,870
Concentrix Corp.	19,908	489,737
CoreCivic, Inc.(a)	45,684	1,365,952
Deluxe Corp.	21,603	558,870
First Advantage Corp.(a)	36,839	730,886
Healthcare Services Group, Inc.(a)	31,861	742,361
HNI Corp.	32,347	1,455,938
Insperity, Inc.	16,924	856,524
Interface, Inc.	26,918	922,211
Korn Ferry	24,087	1,981,637
Legalzoom.com, Inc.(a)	52,200	410,814
Liquidity Services, Inc.(a)	10,936	426,285
ManpowerGroup, Inc.	21,493	1,126,663
MillerKnoll, Inc.	31,602	711,677
Mobility Global, Inc.(a)	140,750	2,868,485

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Commercial & Professional Services — 4.2% (continued)
OPENLANE, Inc.(a)	49,182	1,955,476
Paycom Software, Inc.	19,264	3,158,525
Pitney Bowes, Inc.	57,830	1,013,760
Robert Half, Inc.	46,671	1,764,164
The GEO Group, Inc.(a)	60,885	1,880,738
UniFirst Corp.	6,746	1,976,443
Upwork, Inc.(a)	57,177	523,741
Verra Mobility Corp.(a)	71,284	377,092
Vestis Corp.(a)	51,714	747,784
		35,461,122
Consumer Discretionary Distribution & Retail — 4.2%
Academy Sports & Outdoors, Inc.	30,156	1,430,902
Advance Auto Parts, Inc.	27,941	1,551,843
American Eagle Outfitters, Inc.	72,119	1,239,005
Asbury Automotive Group, Inc.(a)	8,643	2,002,583
Boot Barn Holdings, Inc.(a)	14,088	2,098,971
CarMax, Inc.(a)	65,876	3,772,060
Etsy, Inc.(a)	44,052	3,598,167
Group 1 Automotive, Inc.	5,464	1,566,911
Kohl’s Corp.	52,166	998,457
LKQ Corp.	118,278	2,655,341
MarineMax, Inc.(a)	8,838	304,646
National Vision Holdings, Inc.(a)	36,932	813,981
Pool Corp.	14,887	2,764,665
Sally Beauty Holdings, Inc.(a)	44,045	659,354
Signet Jewelers Ltd.	18,597	1,727,661
Sonic Automotive, Inc., Cl. A	6,123	560,744
The Buckle, Inc.	14,213	622,103
Upbound Group, Inc.	24,108	467,454
Urban Outfitters, Inc.(a)	23,842	1,768,600
Victoria’s Secret & Co.(a)	36,871	3,269,720
Warby Parker, Inc., Cl. A(a)	46,580	1,243,220
Winmark Corp.	1,369	456,562
		35,572,950
Consumer Durables & Apparel — 3.4%
Acushnet Holdings Corp.	12,862	1,302,535
Callaway Golf Co.(a)	63,703	1,175,957
Carter’s, Inc.	17,273	666,220
Cavco Industries, Inc.(a)	3,603	1,970,949
Century Communities, Inc.	11,560	776,370
Champion Homes, Inc.(a)	25,672	2,043,748
Dream Finders Homes, Inc., Cl. A(a)	12,667	162,011
G-III Apparel Group Ltd.	17,227	627,235
Green Brick Partners, Inc.(a)	14,007	990,715
Installed Building Products, Inc.	10,441	2,327,717
Kontoor Brands, Inc.	23,605	1,976,683
La-Z-Boy, Inc.	19,204	756,254
Leggett & Platt, Inc.	62,561	613,098
LGI Homes, Inc.(a)	9,565	521,962
M/I Homes, Inc.(a)	11,879	1,735,878
Meritage Homes Corp.	30,964	2,173,673

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Consumer Durables & Apparel — 3.4% (continued)
Mohawk Industries, Inc.(a)	23,768	2,925,841
Newell Brands, Inc.	197,700	1,107,120
Peloton Interactive, Inc., Cl. A(a)	193,067	1,233,698
Sonos, Inc.(a)	54,922	805,156
Steven Madden Ltd.	34,180	1,575,014
Under Armour, Inc., Cl. A(a)	88,893	591,138
Under Armour, Inc., Cl. C(a)	54,996	356,924
Wolverine World Wide, Inc.	38,061	749,040
		29,164,936
Consumer Services — 4.7%
ADT, Inc.	262,117	2,002,574
BJ’s Restaurants, Inc.(a)	9,706	656,223
Bright Horizons Family Solutions, Inc.(a)	24,421	1,820,341
Brinker International, Inc.(a)	19,909	4,254,553
Caesars Entertainment, Inc.(a)	94,550	2,812,862
Covista, Inc.(a)	15,798	1,972,380
Cracker Barrel Old Country Store, Inc.	10,356	583,975
Frontdoor, Inc.(a)	32,604	2,368,029
Laureate Education, Inc.(a)	59,132	2,265,347
Life Time Group Holdings, Inc.(a)	71,301	3,215,675
Marriott Vacations Worldwide Corp.	12,819	1,249,981
Matthews International Corp., Cl. A	14,479	401,792
Monarch Casino & Resort, Inc.	5,543	680,403
OneSpaWorld Holdings Ltd.	47,384	1,220,612
Papa John’s International, Inc.	15,259	456,244
Penn Entertainment, Inc.(a)	58,773	1,206,610
Perdoceo Education Corp.	27,134	863,133
Pursuit Attractions and Hospitality, Inc.(a)	9,447	477,357
Red Rock Resorts, Inc., Cl. A	22,019	1,418,904
Rush Street Interactive, Inc.(a)	48,211	1,297,358
Sabre Corp.(a)	187,009	345,967
Shake Shack, Inc., Cl. A(a)	18,730	1,175,307
Six Flags Entertainment Corp.(a)	47,192	817,837
Strategic Education, Inc.	10,459	857,638
Stride, Inc.(a)	19,428	1,559,874
The Cheesecake Factory, Inc.	21,219	2,152,031
The Wendy’s Company	74,234	546,362
United Parks & Resorts, Inc.(a)	10,920	487,360
Universal Technical Institute, Inc.(a)	23,554	925,908
		40,092,637
Consumer Staples Distribution & Retail — .9%
Grocery Outlet Holding Corp.(a)	46,385	426,278
PriceSmart, Inc.	11,751	2,278,636
The Andersons, Inc.	15,662	1,108,556
The Chefs’ Warehouse, Inc.(a)	16,847	1,943,302
United Natural Foods, Inc.(a)	28,066	1,426,595
		7,183,367
Energy — 5.6%
Archrock, Inc.	81,359	2,909,398
Atlas Energy Solutions, Inc.	36,635	395,292
Bristow Group, Inc.	11,979	542,888

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Energy — 5.6% (continued)
Cactus, Inc., Cl. A	32,225	2,094,947
California Resources Corp.	36,274	1,908,738
Centrus Energy Corp., Cl. A(a)	8,773	1,552,207
Comstock Resources, Inc.(a)	37,222	493,564
Core Natural Resources, Inc.	23,400	1,868,256
Crescent Energy Co., Cl. A	113,145	1,297,773
CVR Energy, Inc.	14,162	504,450
Dorian LPG Ltd.	17,152	813,348
Gulfport Energy Corp.(a)	6,757	1,090,377
Helix Energy Solutions Group, Inc.(a)	64,005	608,688
Helmerich & Payne, Inc.	46,382	1,603,426
Innovex International, Inc.(a)	17,872	501,846
International Seaways, Inc.	18,844	1,812,416
Kinetik Holdings, Inc.	24,259	1,226,778
Kodiak Gas Services, Inc.	45,443	2,667,959
Liberty Energy, Inc.	75,603	1,414,532
Magnolia Oil & Gas Corp., Cl. A	106,779	2,745,288
Noble Corp. PLC	58,510	2,480,824
Northern Oil & Gas, Inc.	48,797	1,032,057
Oceaneering International, Inc.(a)	46,303	2,258,660
Par Pacific Holdings, Inc.(a)	23,278	2,002,606
Patterson-UTI Energy, Inc.	160,078	1,677,617
Peabody Energy Corp.	56,541	1,205,454
REX American Resources Corp.(a)	13,181	567,310
RPC, Inc.	40,325	226,223
SM Energy Co.	105,730	3,438,340
Solaris Energy Infrastructure, Inc.	25,347	1,303,089
Talos Energy, Inc.(a)	57,308	869,935
Tidewater, Inc.(a)	21,437	1,609,061
World Kinect Corp.	23,669	943,446
		47,666,793
Equity Real Estate Investment Trusts — 6.3%
Acadia Realty Trust(b)	61,887	1,390,601
American Assets Trust, Inc.(b)	22,197	523,627
Apple Hospitality REIT, Inc.(b)	101,827	1,681,164
Broadstone Net Lease, Inc.(b)	89,021	1,905,940
Centerspace(b)	7,904	433,455
Curbline Properties Corp.(b)	45,400	1,391,056
DiamondRock Hospitality Co.(b)	94,928	1,256,847
Douglas Emmett, Inc.(b)	77,749	918,993
Easterly Government Properties, Inc.(b)	20,644	502,888
Essential Properties Realty Trust, Inc.(b)	100,384	3,141,015
Four Corners Property Trust, Inc.(b)	51,273	1,312,589
Getty Realty Corp.(b)	25,704	877,535
Global Net Lease, Inc.(b)	87,819	765,782
Highwoods Properties, Inc.(b)	51,171	1,695,295
Innovative Industrial Properties, Inc.(b)	13,490	793,347
InvenTrust Properties Corp.(b)	36,084	1,277,734
JBG SMITH Properties(b)	27,043	379,954
LTC Properties, Inc.(b)	23,594	949,423
LXP Industrial Trust(b)	27,367	1,656,524

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Equity Real Estate Investment Trusts — 6.3% (continued)
Medical Properties Trust, Inc.(b)	227,312	1,052,454
Millrose Properties, Inc.(b)	71,595	2,003,228
National Health Investors, Inc.(b)	22,501	1,724,702
NETSTREIT Corp.(b)	45,047	966,258
NexPoint Residential Trust, Inc.(b)	10,007	261,283
Outfront Media, Inc.(b)	71,106	2,266,148
Pebblebrook Hotel Trust(b)	52,751	1,007,544
Phillips Edison & Co., Inc.(b)	58,491	2,485,283
Ryman Hospitality Properties, Inc.(b)	29,296	3,915,410
Safehold, Inc.(b)	20,974	339,359
Saul Centers, Inc.(b)	5,781	196,959
SL Green Realty Corp.(b)	33,017	1,747,590
Sunstone Hotel Investors, Inc.(b)	87,279	1,027,274
Tanger, Inc.(b)	53,327	2,168,276
Terreno Realty Corp.(b)	49,349	3,535,856
The Macerich Company(b)	131,587	3,400,208
Urban Edge Properties(b)	58,382	1,322,936
Xenia Hotels & Resorts, Inc.(b)	42,592	876,543
		53,151,080
Financial Services — 7.9%
Acadian Asset Management, Inc.	12,168	1,052,410
Adamas Trust, Inc.(b)	37,969	344,379
Arbor Realty Trust, Inc.(b)	88,078	441,271
ARMOUR Residential REIT, Inc.(b)	57,423	945,757
Artisan Partners Asset Management, Inc., Cl. A	33,157	1,301,081
BGC Group, Inc., Cl. A	171,575	1,976,544
Blackstone Mortgage Trust, Inc., Cl. A(b)	72,933	1,060,446
Bread Financial Holdings, Inc.	18,758	2,027,177
Cohen & Steers, Inc.	12,817	1,054,455
Credit Acceptance Corp.(a)	2,717	1,545,728
Dave, Inc.(a)	4,816	1,794,875
Donnelley Financial Solutions, Inc.(a)	11,645	550,809
Ellington Financial, Inc.(b)	58,822	781,156
Enact Holdings, Inc.	13,083	619,088
Encore Capital Group, Inc.(a)	9,905	931,862
Enova International, Inc.(a)	11,552	2,935,825
EVERTEC, Inc.	28,464	866,444
EZCORP, Inc., Cl. A(a)	27,083	806,261
Franklin BSP Realty Trust, Inc.(b)	34,984	265,529
HA Sustainable Infrastructure Capital, Inc.	59,327	2,246,714
Jackson Financial, Inc., Cl. A	32,376	3,958,937
Lazard, Inc.	51,847	2,197,276
MarketAxess Holdings, Inc.	16,498	2,677,625
Merchants Bancorp	13,547	747,523
Moelis & Co., Cl. A	34,525	2,315,937
Navient Corp.	30,518	256,046
NCR Atleos Corp.(a)	34,193	1,608,097
NMI Holdings, Inc.(a)	35,253	1,561,708
Payoneer Global, Inc.(a)	127,205	912,060
PennyMac Mortgage Investment Trust(b)	39,591	373,343
Piper Sandler Companies	31,370	2,377,846

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Financial Services — 7.9% (continued)
PJT Partners, Inc., Cl. A	11,988	2,017,700
PROG Holdings, Inc.	18,718	823,966
Radian Group, Inc.	61,729	2,406,814
Remitly Global, Inc.(a)	80,151	1,825,038
Rithm Capital Corp.(b)	259,174	2,560,639
Sezzle, Inc.(a)	7,844	1,213,859
StepStone Group, Inc., Cl. A	34,228	1,501,240
StoneX Group, Inc.(a)	49,114	3,760,659
The Western Union Company	145,794	927,250
Two Harbors Investment Corp.(b)	49,207	594,913
Victory Capital Holdings, Inc., Cl. A	21,481	2,127,263
Virtu Financial, Inc., Cl. A	37,974	2,230,213
Virtus Investment Partners, Inc.	2,952	470,401
Walker & Dunlop, Inc.	15,820	786,096
WisdomTree, Inc.	58,137	1,126,114
World Acceptance Corp.(a)	1,277	229,617
		67,135,991
Food, Beverage & Tobacco — 2.0%
Cal-Maine Foods, Inc.	20,673	1,814,676
Conagra Brands, Inc.	222,097	3,222,627
Del Monte Corp.	15,173	450,790
Flowers Foods, Inc.	98,247	689,694
Freshpet, Inc.(a)	22,813	1,358,286
J & J Snack Foods Corp.	6,930	530,145
John B. Sanfilippo & Son, Inc.	4,259	352,475
Lamb Weston Holdings, Inc.	64,095	3,368,192
National Beverage Corp.	10,915	345,351
The Campbell’s Company	91,346	2,007,785
The Simply Good Foods Company(a)	38,687	393,834
The Vita Coco Company, Inc.(a)	20,415	1,346,165
Tootsie Roll Industries, Inc.	9,188	358,516
Universal Corp.	11,728	617,948
		16,856,484
Health Care Equipment & Services — 5.1%
Acadia Healthcare Co., Inc.(a)	42,692	1,264,537
AdaptHealth Corp.(a)	50,360	543,888
Addus HomeCare Corp.(a)	8,433	973,843
Alignment Healthcare, Inc.(a)	77,349	1,148,633
AMN Healthcare Services, Inc.(a)	18,085	608,199
Artivion, Inc.(a)	19,943	535,071
Astrana Health, Inc.(a)	19,527	694,380
Certara, Inc.(a)	54,002	437,416
Concentra Group Holdings Parent, Inc.	55,244	1,748,473
CONMED Corp.	13,958	646,255
CorVel Corp.(a)	14,408	865,345
Enovis Corp.(a)	26,469	771,571
Glaukos Corp.(a)	27,265	4,545,621
HealthStream, Inc.	10,742	301,206
ICU Medical, Inc.(a)	11,603	1,955,222
Inspire Medical Systems, Inc.(a)	12,252	615,173
Integer Holdings Corp.(a)	15,723	1,905,785

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Health Care Equipment & Services — 5.1% (continued)
Integra LifeSciences Holdings Corp.(a)	31,179	519,130
LeMaitre Vascular, Inc.	9,788	991,720
LifeStance Health Group, Inc.(a)	105,914	1,109,979
Merit Medical Systems, Inc.(a)	27,693	2,354,182
National HealthCare Corp.	5,836	1,319,111
Neogen Corp.(a)	101,849	1,226,262
NeoGenomics, Inc.(a)	60,244	921,131
Omnicell, Inc.(a)	21,183	749,243
Pediatrix Medical Group, Inc.(a)	37,137	984,502
Privia Health Group, Inc.(a)	55,317	1,309,353
Progyny, Inc.(a)	33,642	1,047,275
QuidelOrtho Corp.(a)	31,522	528,624
RadNet, Inc.(a)	32,853	2,095,364
Schrodinger, Inc.(a)	26,974	408,386
STAAR Surgical Co.(a)	22,863	556,943
Tandem Diabetes Care, Inc.(a)	31,612	616,434
Teleflex, Inc.	20,551	2,809,527
TransMedics Group, Inc.(a)	16,044	1,227,526
U.S. Physical Therapy, Inc.	7,056	557,847
UFP Technologies, Inc.(a)	3,589	914,405
Waystar Holding Corp.(a)	53,189	1,122,820
		42,930,382
Household & Personal Products — .7%
Central Garden & Pet Co.(a)	3,655	157,348
Central Garden & Pet Co., Cl. A(a)	23,688	898,012
Coty, Inc., Cl. A(a)	172,989	475,720
Edgewell Personal Care Co.	21,569	586,461
Energizer Holdings, Inc.	28,521	598,086
Interparfums, Inc.	8,429	1,049,832
Reynolds Consumer Products, Inc.	25,262	630,034
WD-40 Co.	6,238	1,416,899
		5,812,392
Insurance — 2.1%
AMERISAFE, Inc.	8,745	253,955
Assured Guaranty Ltd.	19,282	1,595,007
Employers Holdings, Inc.	8,389	424,064
F&G Annuities & Life, Inc.	17,489	499,661
Genworth Financial, Inc.(a)	177,798	1,747,754
Goosehead Insurance, Inc., Cl. A(a)	11,011	682,682
HCI Group, Inc.	4,931	862,974
Horace Mann Educators Corp.	18,621	970,340
Kemper Corp.	27,124	769,779
Lincoln National Corp.	79,000	3,603,190
Mercury General Corp.	12,342	1,322,075
Palomar Holdings, Inc.(a)	12,304	1,646,152
Safety Insurance Group, Inc.	6,871	710,393
SiriusPoint Ltd.(a)	48,366	1,143,856
Stewart Information Services Corp.	14,197	959,575
Trupanion, Inc.(a)	16,095	394,167
United Fire Group, Inc.	10,222	525,002
		18,110,626

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Materials — 4.0%
Alpha Metallurgical Resources, Inc.(a)	4,911	673,593
Balchem Corp.	14,915	2,499,083
Celanese Corp.	50,907	2,276,561
Century Aluminum Co.(a)	26,091	1,168,094
Eastman Chemical Co.	53,083	3,713,156
Element Solutions, Inc.	106,301	3,904,436
FMC Corp.	58,294	624,329
Hawkins, Inc.	9,687	1,240,227
HB Fuller Co.	25,258	1,396,767
Ingevity Corp.(a)	16,209	1,185,040
Innospec, Inc.	11,537	991,951
Kaiser Aluminum Corp.	7,516	1,200,155
Koppers Holdings, Inc.	8,858	434,219
Materion Corp.	9,656	2,035,871
Metallus, Inc.(a)	16,904	340,108
Minerals Technologies, Inc.	14,315	1,091,376
O-I Glass, Inc.(a)	70,463	503,810
Quaker Chemical Corp.	6,369	1,022,352
Sensient Technologies Corp.	19,761	2,443,843
Stepan Co.	9,951	638,257
Sylvamo Corp.	15,478	579,032
The Chemours Company	69,808	1,159,511
United States Lime & Minerals, Inc.	4,878	538,043
Warrior Met Coal, Inc.	24,511	1,946,419
Worthington Steel, Inc.	15,313	551,421
		34,157,654
Media & Entertainment — 2.5%
Cargurus, Inc.(a)	35,267	1,278,076
Cinemark Holdings, Inc.	47,685	1,744,794
DoubleVerify Holdings, Inc.(a)	59,653	671,096
John Wiley & Sons, Inc., Cl. A	18,115	945,603
Madison Square Garden Sports Corp.(a)	8,348	3,286,441
Match Group, Inc.	108,286	4,267,551
People, Inc.(a)	28,975	1,204,491
QuinStreet, Inc.(a)	26,474	410,347
Scholastic Corp.	7,418	301,542
Sphere Entertainment Co.(a)	12,487	1,788,763
TripAdvisor, Inc.(a)	53,868	763,040
Versant Media Group, Inc.	65,510	2,357,705
Yelp, Inc.(a)	24,359	643,808
Ziff Davis, Inc.(a)	17,018	903,316
ZoomInfo Technologies, Inc.(a)	121,678	401,537
		20,968,110
Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
ACADIA Pharmaceuticals, Inc.(a)	58,637	1,516,939
ADMA Biologics, Inc.(a)	107,179	906,734
Alkermes PLC(a)	77,373	3,790,503
Amneal Pharmaceuticals, Inc.(a)	79,971	1,465,069
Amphastar Pharmaceuticals, Inc.(a)	15,886	316,767
ANI Pharmaceuticals, Inc.(a)	8,516	674,808
Arcus Biosciences, Inc.(a)	40,286	1,135,662

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.5% (continued)
Azenta, Inc.(a)	18,997	534,386
BioLife Solutions, Inc.(a)	18,588	581,433
Collegium Pharmaceutical, Inc.(a)	15,203	538,034
Corcept Therapeutics, Inc.(a)	44,353	5,077,975
Fortrea Holdings, Inc.(a)	43,657	836,905
Harmony Biosciences Holdings, Inc.(a)	18,512	652,363
Indivior Pharmaceuticals, Inc.(a)	56,598	2,264,486
Innoviva, Inc.(a)	32,140	673,976
Ligand Pharmaceuticals, Inc.(a)	9,303	2,674,985
Liquidia Corp.(a)	32,613	2,743,079
Organon & Co.	121,903	1,651,786
Pacira BioSciences, Inc.(a)	18,237	481,639
Perrigo Co. PLC	64,274	649,810
Phibro Animal Health Corp., Cl. A	9,668	351,238
Prestige Consumer Healthcare, Inc.(a)	21,991	1,104,388
Protagonist Therapeutics, Inc.(a)	28,063	3,834,528
PTC Therapeutics, Inc.(a)	38,506	2,618,793
Sarepta Therapeutics, Inc.(a)	48,879	726,342
Supernus Pharmaceuticals, Inc.(a)	26,859	1,198,717
TG Therapeutics, Inc.(a)	61,185	3,183,456
Veracyte, Inc.(a)	37,041	1,715,739
Vericel Corp.(a)	23,890	1,097,984
Vir Biotechnology, Inc.(a)	56,236	487,004
Xencor, Inc.(a)	34,644	700,155
		46,185,683
Real Estate Management & Development — .4%
AGNT, Inc.	44,271	179,297
Cushman & Wakefield Ltd.(a)	108,697	1,458,714
Marcus & Millichap, Inc.	10,873	334,345
The St. Joe Company	18,468	1,149,448
		3,121,804
Semiconductors & Semiconductor Equipment — 3.9%
ACM Research, Inc., Cl. A(a)	26,490	2,078,670
Alpha & Omega Semiconductor Ltd.(a)	11,255	357,234
Axcelis Technologies, Inc.(a)	14,267	1,860,131
Cohu, Inc.(a)	21,985	1,055,060
Diodes, Inc.(a)	21,328	1,755,721
Enphase Energy, Inc.(a)	61,183	2,296,810
FormFactor, Inc.(a)	36,188	3,843,165
Ichor Holdings Ltd.(a)	16,021	1,205,901
Impinj, Inc.(a)	12,578	1,903,806
Kulicke & Soffa Industries, Inc.	24,294	2,167,025
MaxLinear, Inc.(a)	39,074	2,610,925
PDF Solutions, Inc.(a)	17,440	803,810
Penguin Solutions, Inc.(a)	21,570	1,135,229
Photronics, Inc.(a)	27,661	837,852
Power Integrations, Inc.	25,819	1,567,471
Qorvo, Inc.(a)	37,180	3,367,393
SolarEdge Technologies, Inc.(a)	28,406	1,170,327

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Semiconductors & Semiconductor Equipment — 3.9% (continued)
Ultra Clean Holdings, Inc.(a)	20,810	1,733,681
Veeco Instruments, Inc.(a)	28,332	1,416,600
		33,166,811
Software & Services — 3.9%
A10 Networks, Inc.	33,639	994,705
ACI Worldwide, Inc.(a)	47,193	2,705,575
Adeia, Inc.	51,067	1,360,936
Agilysys, Inc.(a)	11,896	1,250,983
Alarm.com Holdings, Inc.(a)	22,961	1,257,115
Blackbaud, Inc.(a)	16,294	697,383
BlackLine, Inc.(a)	22,600	709,640
Box, Inc., Cl. A(a)	64,270	2,027,718
Cleanspark, Inc.(a)	119,122	1,639,119
Clear Secure, Inc., Cl. A	42,502	2,347,810
DXC Technology Co.(a)	76,541	860,321
EPAM Systems, Inc.(a)	24,252	2,560,041
Everforth, Inc.(a)	19,033	541,299
Five9, Inc.(a)	35,917	988,077
Life360, Inc.(a)	37,616	2,033,145
LiveRamp Holdings, Inc.(a)	29,268	1,108,379
MARA Holdings, Inc.(a)	176,991	2,003,538
N-able, Inc.(a)	36,325	170,001
NCR Voyix Corp.(a)	64,128	530,339
Progress Software Corp.(a)	19,623	796,498
Q2 Holdings, Inc.(a)	29,023	1,766,630
RingCentral, Inc., Cl. A	34,386	1,912,549
Sprinklr, Inc., Cl. A(a)	51,878	329,944
SPS Commerce, Inc.(a)	16,968	1,245,281
Teradata Corp.(a)	43,683	1,353,736
		33,190,762
Technology Hardware & Equipment — 4.5%
Arlo Technologies, Inc.(a)	50,078	737,148
Badger Meter, Inc.	13,545	1,819,771
Benchmark Electronics, Inc.	16,553	1,320,433
Calix, Inc.(a)	26,931	966,823
Corsair Gaming, Inc.(a)	21,037	223,203
CTS Corp.	13,405	859,529
Diebold Nixdorf, Inc.(a)	16,193	1,191,643
Digi International, Inc.(a)	17,440	1,215,917
ePlus, Inc.	12,137	1,121,580
Extreme Networks, Inc.(a)	60,709	1,829,769
Harmonic, Inc.(a)	50,498	583,252
Insight Enterprises, Inc.(a)	14,014	1,806,825
Itron, Inc.(a)	20,583	2,051,302
Knowles Corp.(a)	39,672	1,451,598
Mirion Technologies, Inc.(a)	113,573	1,701,323
Napco Security Technologies, Inc.	16,429	609,187
NetScout Systems, Inc.(a)	31,706	1,289,483
OSI Systems, Inc.(a)	7,176	1,588,695
PC Connection, Inc.	5,307	444,302
Plexus Corp.(a)	12,421	3,121,894

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Technology Hardware & Equipment — 4.5% (continued)
Ralliant Corp.	51,961	3,396,691
Rogers Corp.(a)	7,724	953,682
ScanSource, Inc.(a)	8,673	491,065
Viasat, Inc.(a)	63,055	4,850,821
Vishay Intertechnology, Inc.	64,530	2,208,217
		37,834,153
Telecommunication Services — 1.0%
Cogent Communications Holdings, Inc.	21,666	292,491
Iridium Communications, Inc.	49,080	2,323,447
Lumen Technologies, Inc.(a)	440,022	2,807,340
Shenandoah Telecommunications Co.	21,310	255,507
Telephone and Data Systems, Inc.	45,272	1,520,234
Uniti Group, Inc.(a)	84,352	819,902
		8,018,921
Transportation — 1.9%
Allegiant Travel Co.(a)	10,353	1,015,422
ArcBest Corp.	10,326	1,490,558
Heartland Express, Inc.	21,199	259,264
Hertz Global Holdings, Inc.(a)	61,364	97,262
Hub Group, Inc., Cl. A	28,049	1,305,120
JetBlue Airways Corp.(a)	137,349	828,215
Lyft, Inc., Cl. A(a)	176,254	2,795,388
Marten Transport Ltd.	27,294	403,678
Matson, Inc.	14,049	2,846,187
RXO, Inc.(a)	76,549	1,550,117
Schneider National, Inc., Cl. B	23,329	833,778
SkyWest, Inc.(a)	18,411	1,969,425
Werner Enterprises, Inc.	27,959	1,046,226
		16,440,640
Utilities — 2.0%
American States Water Co.	18,190	1,557,792
Avista Corp.	38,693	1,565,132
California Water Service Group	27,652	1,385,642
Chesapeake Utilities Corp.	11,135	1,478,505
Clearway Energy, Inc., Cl. C	56,248	1,784,749
H2O America	18,244	1,118,904
Hawaiian Electric Industries, Inc.(a)	80,424	1,039,078
MDU Resources Group, Inc.	97,024	1,935,629
MGE Energy, Inc.	17,496	1,391,457
Middlesex Water Co.	8,611	493,410
Northwest Natural Holding Co.	19,478	952,864
Otter Tail Corp.	19,490	1,723,306
Unitil Corp.	8,412	453,743
		16,880,211
Total Equity Securities - Common Stocks (cost $553,543,195)		835,297,537
Exchange-Traded Funds — 1.0%
Registered Investment Companies — 1.0%
iShares Core S&P Small-Cap ETF (cost $8,251,564)	58,020	8,439,589

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Number of Rights	Value ($)
Rights — .0%
Pharmaceuticals, Biotechnology & Life Sciences — .0%
Omniab Operations, Inc.-Earnout 12.5	9,476	0
Omniab Operations, Inc.-Earnout 15.0	9,476	0
Total Rights (cost $33,892)		0
Total Investments (cost $561,828,651)	99.7%	843,737,126
Cash and Receivables (Net)	.3%	2,271,346
Net Assets	100.0%	846,008,472

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000 Index	24	9/18/2026	3,560,677	3,525,600	(35,077)
Gross Unrealized Depreciation					(35,077)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Smallcap Stock Index Fund
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	835,297,537	—	—	835,297,537
Exchange-Traded Funds	8,439,589	—	—	8,439,589
Rights	—	0	—	0
	843,737,126	0	—	843,737,126
Liabilities ($)
Other Financial Instruments:
Futures††	(35,077)	—	—	(35,077)
	(35,077)	—	—	(35,077)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2026 are set forth in the fund’s Schedule of Investments.
At July 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $281,873,398, consisting of $345,190,420 gross unrealized appreciation and $63,317,022 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.